Expense Example - RiverNorth Active Income ETF [Member]	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 285
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,488
Expense Example, with Redemption, 10 Years	$ 3,143